GOODWILL (Tables)	12 Months Ended
Mar. 31, 2018
GOODWILL
Schedule of changes in carrying amounts of goodwill

	As of March 31,
	2017	2018

Beginning balance	$134,239	$132,637
Additions for the year by acquisitions of
Beijing Bohui	4,777	—
IMHealthcare and its subsidiaries	—	1,806
Disposal for the year
Changchun iKang Guobin Jiachang General Clinic Co., Ltd. (“Changchun Jiachang”)	—	(399)
Impairment loss:	(25,400)	(25,400)
Exchange difference	(6,379)	9,351

Goodwill	$107,237	$117,995